SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS AND SUMMARY PROSPECTUSES
                             DATED MAY 3, 2021
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                         Variable Separate Account
                         Polaris Variable Annuity
                        Polaris II Variable Annuity
                    Polaris Choice II Variable Annuity
                   Polaris Choice III Variable Annuity
                    Polaris Choice IV Variable Annuity
                   Polaris Platinum II Variable Annuity
                     Polaris Advisory Variable Annuity
                   Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity
               Polaris Retirement Protector Variable Annuity

                      Variable Annuity Account Seven
                     Polaris II A-Class Variable Annuity
             Polaris II A-Class Platinum Series Variable Annuity
                  Polaris Platinum O-Series Variable Annuity

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS Variable Separate Account
                    Polaris Platinum III Variable Annuity
                 Polaris Preferred Solution Variable Annuity
                Polaris Retirement Protector Variable Annuity
                 Polaris Platinum O-Series Variable Annuity

                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                          VALIC Separate Account A
                  Polaris Platinum Elite Variable Annuity
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This Supplement updates certain information in the Appendix A - Underlying
Funds Available Under the Contract in the most recent Prospectus, Updating Summary Prospectus, and if applicable, Initial Summary Prospectus
(collectively, the "Prospectus").

Effective on or about July 12, 2021, the SA Dogs of Wall Street Portfolio was renamed the SA Franklin Systematic U.S. Large Cap Value Portfolio (the "Fund") and Franklin Advisers, Inc. became its subadvisor. Certain other changes were also made to the Fund, including but not limited to, its investment goal, principal investment strategies and techniques.

Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.

Dated:  July 12, 2021

                Please keep this Supplement with your Prospectus.